Accounting Policies (Details) - Summary of impact of amortization on goodwill and finite lived tangible assets due to estimated increase or decrease in percentage terms of estimated useful lives (Parenthetical)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
-5% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated percentage increase decrease in economic useful lives of goodwill and intangible assets other than goodwill	5.00%	5.00%	5.00%
-10% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated percentage increase decrease in economic useful lives of goodwill and intangible assets other than goodwill	10.00%	10.00%	10.00%
+5% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated percentage increase decrease in economic useful lives of goodwill and intangible assets other than goodwill	5.00%	5.00%	5.00%
+10% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated percentage increase decrease in economic useful lives of goodwill and intangible assets other than goodwill	10.00%	10.00%	10.00%